Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($)	Total	IPO	Private Placement	Common Class A	Common Class B	Ordinary shares	Ordinary shares Common Class A	Ordinary shares Common Class A IPO	Ordinary shares Common Class A Private Placement	Ordinary shares Common Class B	Additional paid-in capital	Additional paid-in capital IPO	Additional paid-in capital Private Placement	Accumulated other comprehensive income (loss)	Accumulated deficit
Beginning balance (in shares) at Dec. 31, 2017						106,527,778
Beginning balance at Dec. 31, 2017	$ (41,268,515)					$ 10,653					$ 0			$ 118,696	$ (41,397,864)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of shares (in shares)						(820,062)
Repurchase of shares	(784,799)					$ (82)									(784,717)
Vesting of restricted shares (Note 11) (in shares)						6,733,333
Vesting of restricted shares (Note 13)	165,711					$ 673					165,038
Share-based compensation expense (Note 13)	2,253,350										2,253,350
Accretion on convertible redeemable preferred shares to redemption value (Note 11)	(33,234,811)										(2,418,388)				(30,816,423)
Net income (loss)	376,116														376,116
Foreign currency translation adjustments	(749,030)													(749,030)
Ending balance (in shares) at Dec. 31, 2018						112,441,049
Ending balance at Dec. 31, 2018	(73,241,978)					$ 11,244					0			(630,334)	(72,622,888)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of shares (in shares)						(100,000)
Repurchase of shares	(84,440)					$ (10)					(84,430)
Vesting of restricted shares (Note 11) (in shares)						6,733,333
Vesting of restricted shares (Note 13)	77,441					$ 673					76,768
Share-based compensation expense (Note 13)	3,158,886										3,158,886
Reclassification of liability-classified awards to equity-classified awards (Note 13)	48,012										48,012
Accretion on convertible redeemable preferred shares to redemption value (Note 11)	(50,714,953)										(3,199,236)				(47,515,717)
Net income (loss)	(6,177,438)														(6,177,438)
Foreign currency translation adjustments	$ (358,083)													(358,083)
Ending balance (in shares) at Dec. 31, 2019	119,074,382			0	0	119,074,382	0
Ending balance at Dec. 31, 2019	$ (127,292,553)					$ 11,907	$ 0			$ 0	0			(988,417)	(126,316,043)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of restricted shares (Note 11) (in shares)						2,805,557
Vesting of restricted shares (Note 13)	0					$ 280					(280)
Share-based compensation expense (Note 13)	8,522,453										8,522,453
Conversion of ordinary shares to Class A and Class B Ordinary Shares (in shares)						(121,879,939)	45,700,000			76,179,939
Conversion of ordinary shares to Class A and Class B Ordinary Shares	0					$ (12,187)	$ 4,570			$ 7,617
Accretion on convertible redeemable preferred shares to redemption value (Note 11)	(193,465,743)										(158,949,418)				(34,516,325)
Conversion of convertible redeemable preferred shares to Class A ordinary shares (Note 11) (in shares)							182,917,991
Conversion of convertible redeemable preferred shares to Class A ordinary shares (Note 11)	483,436,142						$ 18,292				483,417,850
Stock issued during period, new issues (in shares)								80,500,000	22,000,000
Stock issued during period, new issues		$ 373,637,872	$ 110,000,000					$ 8,050	$ 2,200			$ 373,629,822	$ 109,997,800
Net income (loss)	(3,114,860)														(3,114,860)
Foreign currency translation adjustments	2,929,387													2,929,387
Shares issued as part of an acquisition (in shares)							84,634
Shares issued as part of an acquisition (Note 3)	850,000						$ 8				849,992
Exercise of options (in shares)							7,632,431
Exercise of options	$ 960,464						$ 764				959,700
Ending balance (in shares) at Dec. 31, 2020	415,014,994			338,835,056	76,179,938	0	338,835,056			76,179,939
Ending balance at Dec. 31, 2020	$ 656,463,162					$ 0	$ 33,884			$ 7,617	$ 818,427,919			$ 1,940,970	$ (163,947,228)